Exhibit 99.1

Ashford Hospitality Trust 2018-KEYS

Commercial Mortgage Pass-Through Certificates, Series 2018-KEYS

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Barclays Bank PLC

Barclays Capital Inc.

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

15 June 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

1585 Broadway

New York, New York 10036

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park

New York, New York 10036

Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Re:	Ashford Hospitality Trust 2018-KEYS
Commercial Mortgage Pass-Through Certificates, Series 2018-KEYS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans and Mezzanine Loans (as defined in Attachment A), which contain various source documents (the “Source Documents”), relating to the Mortgage Loans, Mezzanine Loans and Properties (as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Ashford Hospitality Trust 2018-KEYS securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 June 2018

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial ownership interests in Ashford Hospitality Trust 2018-KEYS (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of six floating rate whole mortgage loans (the “Mortgage Loans”),
c.	The Mortgage Loans are secured primarily by, among other things, first mortgage liens on the related borrowers’ fee simple and/or leasehold interests in 34 hotel properties (collectively, the “Properties”) located across 16 states and
d.	Each Mortgage Loan has a related floating rate, interest-only senior mezzanine loan and, in certain cases, a related floating rate, interest-only junior mezzanine loan (collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, each Mortgage Loan, together with the related Mezzanine Loan(s), is hereinafter referred to as the “Total Debt associated with each Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans, Mezzanine Loans, Properties, Total Debt associated with each Mortgage Loan and Total Debt associated with each Property as of 9 July 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 1 to Attachment A that were provided by the Depositor, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans, Mezzanine Loans, Properties, Total Debt associated with each Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date

of each Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of each Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning

of each Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of each Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	The applicable Source Documents indicate that each Mortgage Loan and Mezzanine Loan are interest-only for their entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos)” of each Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of each Mortgage Loan and Mezzanine Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of each Mortgage Loan and Mezzanine Loan (the “Original Amortization Term”),
c.	Use the “Mortgage Loan Original Balance” of each Mortgage Loan and Property, as applicable, as shown on the Final Data File, as:
i.	The principal balance of each Mortgage Loan and Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of each Mortgage Loan as of the “Maturity Date” of each Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
d.	Use the “Mezzanine Loan Original Balance” of each Mezzanine Loan and Property, as applicable, as shown on the Final Data File, as:
i.	The principal balance of each Mezzanine Loan and Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	The principal balance of each Mezzanine Loan as of the “Maturity Date” of each Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Loan Balloon Balance,
f.	Mezzanine Loan Balloon Balance,
g.	Mortgage Loan Spread and
h.	Mezzanine Loan Spread

of each Mortgage Loan, Mezzanine Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance,
iii.	Total Debt Balloon Balance and
iv.	Total Debt Spread

of the Total Debt associated with each Mortgage Loan and, with respect to items i. and ii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

9.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	Mortgage Loan LIBOR Floor,
e.	Mezzanine Loan LIBOR Floor,
f.	Mortgage Loan LIBOR Rounding Methodology,
g.	Mezzanine Loan LIBOR Rounding Methodology,
h.	Mortgage Loan LIBOR Cap Strike Rate and
i.	Mezzanine Loan LIBOR Cap Strike Rate

of each Mortgage Loan, Mezzanine Loan and Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 2.05000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan Interest Rate,
iii.	Mortgage Loan Interest Rate at Cap,
iv.	Mezzanine Loan Interest Rate at Cap,
v.	Total Debt Interest Rate and
vi.	Total Debt Interest Rate at Cap

of each Mortgage Loan, Mezzanine Loan and Total Debt associated with each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of each Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of each Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of each Mortgage Loan, as shown on the Final Data File.

Attachment A Page 5 of 7

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of each Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File and
c.	365/360.

11.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate at Cap and
d.	Mezzanine Loan Interest Accrual Method

of each Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 11., we recalculated the:

i.	Mezzanine Loan Monthly IO Payment,
ii.	Mezzanine Loan Annual IO Payment and
iii.	Mezzanine Loan Annual IO Payment at Cap

of each Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly IO Payment” of each Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Payment” of each Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly IO Payment” of each Mezzanine Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Payment at Cap” of each Mezzanine Loan as the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Cap,” as shown on the Final Data File and
c.	365/360.

Attachment A Page 6 of 7

12.	Using the:
a.	Mortgage Loan Monthly IO Payment,
b.	Mortgage Loan Annual IO Debt Service,
c.	Mortgage Loan Annual IO Debt Service at Cap,
d.	Mezzanine Loan Monthly IO Payment,
e.	Mezzanine Loan Annual IO Payment and
f.	Mezzanine Loan Annual IO Payment at Cap

of each Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment,
ii.	Total Debt Annual IO Debt Service and
iii.	Total Debt Annual IO Debt Service at Cap

of the Total Debt associated with each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Rooms

of each Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Underwritten Mortgage Loan NOI Debt Yield,
vi.	Underwritten Mortgage Loan NCF Debt Yield,
vii.	Cut-off Date Mortgage Loan LTV,
viii.	Maturity Date Mortgage Loan LTV,
ix.	Mortgage Loan Per Room and
x.	Appraisal Value Per Room

of each Mortgage Loan and, with respect to items ix. and x. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 7

13. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Mortgage Loan IO NOI DSCR,” “Underwritten Mortgage Loan IO NCF DSCR,” “Underwritten Mortgage Loan IO NOI DSCR at Cap” and “Underwritten Mortgage Loan IO NCF DSCR at Cap” to two decimal places and
b.	Round the “Underwritten Mortgage Loan NOI Debt Yield,” “Underwritten Mortgage Loan NCF Debt Yield,” “Cut-off Date Mortgage Loan LTV” and “Maturity Date Mortgage Loan LTV“ to the nearest 1/10th of one percent.

14.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Annual IO Debt Service at Cap,
c.	Total Debt Cut-off Date Balance,
d.	Total Debt Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Rooms

of each Property and Total Debt associated with each Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Underwritten Total Debt IO NOI DSCR at Cap,
iv.	Underwritten Total Debt IO NCF DSCR at Cap,
v.	Underwritten Total Debt NOI Debt Yield,
vi.	Underwritten Total Debt NCF Debt Yield,
vii.	Cut-off Date Total Debt LTV,
viii.	Maturity Date Total Debt LTV and
ix.	Total Debt Per Room

of the Total Debt associated with each Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Underwritten Total Debt IO NOI DSCR,” “Underwritten Total Debt IO NCF DSCR,” “Underwritten Total Debt IO NOI DSCR at Cap” and “Underwritten Total Debt IO NCF DSCR at Cap” to two decimal places and
b.	Round the “Underwritten Total Debt NOI Debt Yield,” “Underwritten Total Debt NCF Debt Yield,” “Cut-off Date Total Debt LTV” and “Maturity Date Total Debt LTV,“ to the nearest 1/10th of one percent.

15.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report or Engineering Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report or Engineering Report
Rooms	Underwriter’s Summary Report
Title Type	Pro-forma Title Policy
Ground Lease Expiration Date	Ground Lease Review
Ground Lessor	Ground Lease Review

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value (see Note 2)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
Hotel Flag	Appraisal Report
Hotel Brand	Appraisal Report
Franchise or Brand Management Agreement Initial Maturity	Franchise Agreement, Franchise Agreement Amendment, Franchise Agreement Addendum, Brand Management Agreement, Brand Management Agreement Amendment, Brand Management Agreement Addendum, Management Agreement, Management Agreement Amendment, Management Agreement Addendum or Combined Management & Franchise Agreement Schedule
Franchise or Brand Management Agreement Renewal Options	Franchise Agreement, Franchise Agreement Amendment, Franchise Agreement Addendum, Brand Management Agreement, Brand Management Agreement Amendment, Brand Management Agreement Addendum, Management Agreement, Management Agreement Amendment, Management Agreement Addendum or Combined Management & Franchise Agreement Schedule

Exhibit 1 to Attachment A Page 2 of 10

Third Party Information: (continued)

Characteristic	Source Document(s)

Franchise or Brand Management Agreement Fully Extended Maturity	Franchise Agreement, Franchise Agreement Amendment, Franchise Agreement Addendum, Brand Management Agreement, Brand Management Agreement Amendment, Brand Management Agreement Addendum, Management Agreement, Management Agreement Amendment, Management Agreement Addendum or Combined Management & Franchise Agreement Schedule
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 3)	Seismic Report
PML % (see Note 3)	Seismic Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Underwriting Information: (see Note 4)

Characteristic	Source Document

2008 Total Revenue	Underwriter’s Summary Report
2009 Total Revenue	Underwriter’s Summary Report
2010 Total Revenue	Underwriter’s Summary Report
2011 Total Revenue	Underwriter’s Summary Report
2012 Total Revenue	Underwriter’s Summary Report
2013 Total Revenue	Underwriter’s Summary Report
2014 Total Revenue	Underwriter’s Summary Report
2015 Total Revenue	Underwriter’s Summary Report
2016 Total Revenue	Underwriter’s Summary Report
2017 Total Revenue	Underwriter’s Summary Report
T-12 February 2018 Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
2008 Total Expenses	Underwriter’s Summary Report
2009 Total Expenses	Underwriter’s Summary Report
2010 Total Expenses	Underwriter’s Summary Report
2011 Total Expenses	Underwriter’s Summary Report
2012 Total Expenses	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
T-12 February 2018 Total Expenses	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report

Exhibit 1 to Attachment A Page 3 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2008 NOI	Underwriter’s Summary Report
2009 NOI	Underwriter’s Summary Report
2010 NOI	Underwriter’s Summary Report
2011 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
T-12 February 2018 NOI	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
2008 NCF	Underwriter’s Summary Report
2009 NCF	Underwriter’s Summary Report
2010 NCF	Underwriter’s Summary Report
2011 NCF	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
T-12 February 2018 NCF	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Hotel Operating Information:

Characteristic	Source Document

2008 Occupied Room Nights	Underwriter’s Summary Report
2009 Occupied Room Nights	Underwriter’s Summary Report
2010 Occupied Room Nights	Underwriter’s Summary Report
2011 Occupied Room Nights	Underwriter’s Summary Report
2012 Occupied Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
2017 Occupied Room Nights	Underwriter’s Summary Report
T-12 February 2018 Occupied Room Nights	Underwriter’s Summary Report
UW Occupied Room Nights	Underwriter’s Summary Report
2008 Occupancy	Underwriter’s Summary Report
2009 Occupancy	Underwriter’s Summary Report
2010 Occupancy	Underwriter’s Summary Report
2011 Occupancy	Underwriter’s Summary Report

Exhibit 1 to Attachment A Page 4 of 10

Hotel Operating Information: (continued)

Characteristic	Source Document

2012 Occupancy	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
T-12 February 2018 Occupancy	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
2008 Average Daily Rate	Underwriter’s Summary Report
2009 Average Daily Rate	Underwriter’s Summary Report
2010 Average Daily Rate	Underwriter’s Summary Report
2011 Average Daily Rate	Underwriter’s Summary Report
2012 Average Daily Rate	Underwriter’s Summary Report
2013 Average Daily Rate	Underwriter’s Summary Report
2014 Average Daily Rate	Underwriter’s Summary Report
2015 Average Daily Rate	Underwriter’s Summary Report
2016 Average Daily Rate	Underwriter’s Summary Report
2017 Average Daily Rate	Underwriter’s Summary Report
T-12 February 2018 Average Daily Rate	Underwriter’s Summary Report
UW Average Daily Rate	Underwriter’s Summary Report
2008 RevPAR	Underwriter’s Summary Report
2009 RevPAR	Underwriter’s Summary Report
2010 RevPAR	Underwriter’s Summary Report
2011 RevPAR	Underwriter’s Summary Report
2012 RevPAR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
T-12 February 2018 RevPAR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report
2013 Occupancy Penetration Index	STR Report
2014 Occupancy Penetration Index	STR Report
2015 Occupancy Penetration Index	STR Report
2016 Occupancy Penetration Index	STR Report
2017 Occupancy Penetration Index	STR Report
T-12 February 2018 Occupancy Penetration Index	STR Report
2013 ADR Penetration Index	STR Report
2014 ADR Penetration Index	STR Report
2015 ADR Penetration Index	STR Report
2016 ADR Penetration Index	STR Report
2017 ADR Penetration Index	STR Report
T-12 February 2018 ADR Penetration Index	STR Report

Exhibit 1 to Attachment A Page 5 of 10

Hotel Operating Information: (continued)

Characteristic	Source Document

2013 RevPAR Penetration Index	STR Report
2014 RevPAR Penetration Index	STR Report
2015 RevPAR Penetration Index	STR Report
2016 RevPAR Penetration Index	STR Report
2017 RevPAR Penetration Index	STR Report
T-12 February 2018 RevPAR Penetration Index	STR Report

Reserve and Escrow Information:

Characteristic	Source Document

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Mortgage Loan Agreement and Closing Statement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial	Mortgage Loan Agreement and Closing Statement
Other Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow – Springing Condition	Mortgage Loan Agreement

Exhibit 1 to Attachment A Page 6 of 10

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Loan Purpose	Closing Statement
Borrower	Mortgage Loan Agreement
Sponsor	Guaranty Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Non-Consolidation Opinion	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
SPE	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Amortization Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Due Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Fee) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Start Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan LIBOR Rounding Methodology	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan LIBOR Floor	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Expiration Date	Transaction Summary Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider	Transaction Summary Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot
Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 1 to Attachment A Page 7 of 10

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Extension Options (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Option Description (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Open Period Begin Date (see Note 6)	Mortgage Loan Agreement
Prepay Description	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox (see Note 7)	Deposit Account Control Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management Springing Condition	Mortgage Loan Agreement
Mezzanine Loan Origination Date	Mezzanine Loan Agreement
Mezzanine Loan Original Balance (see Note 9)	Mezzanine Loan Agreement
Mezzanine Loan Spread (see Note 10)	Mezzanine Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Rounding Methodology	Mezzanine Loan Agreement
Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Floor	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Cap Strike Rate	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Cap Expiration Date	Transaction Summary Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider	Transaction Summary Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot

Exhibit 1 to Attachment A Page 8 of 10

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For each Property listed in Table A1, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A1.

Table A1:
Mortgage Loan	Property	Appraised Value Description	Source Document Appraised Value	Source Document Date of Appraised Value	Appraisal Value	Appraisal Date

Ashford Hospitality Trust Portfolio – Pool 1	SpringHill Suites Plymouth Meeting	As Is Additional Valuation Scenario	$25,600,000 $26,000,000	1 April 2018 1 April 2018	$26,000,000	1 April 2018
	Residence Inn Las Vegas	As Is Market Value As-Is Subject to Extraordinary Assumption	$47,000,000 $47,700,000	1 April 2018 1 April 2018	$47,700,000	1 April 2018

Ashford Hospitality Trust Portfolio - Pool 2	Courtyard Plano	As Is Additional Valuation Scenario	$21,800,000 $22,700,000	1 April 2018 1 April 2018	$22,700,000	1 April 2018
	Residence Inn Plano	As Is Additional Valuation Scenario	$17,300,000 $17,700,000	1 April 2018 1 April 2018	$17,700,000	1 April 2018

Ashford Hospitality Trust Portfolio – Pool 5	Marriott Memphis	As Is Additional Valuation Scenario	$45,300,000 $45,700,000	1 April 2018 1 April 2018	$45,700,000	1 April 2018

Ashford Hospitality Trust Portfolio – Pool 6	Embassy Suites Walnut Creek	As Is Additional Scenario	$61,100,000 $62,400,000	1 April 2018 1 April 2018	$62,400,000	1 April 2018
	Marriott Bridgewater	As Is Additional Market Valuation Scenario	$84,000,000 $89,000,000	1 April 2018 1 April 2018	$89,000,000	1 April 2018
	Marriott Research Triangle Park	As Is Additional Market Valuation Scenario	$31,000,000 $33,500,000	1 April 2018 1 April 2018	$33,500,000	1 April 2018

For each Property listed in Table A1, the Depositor instructed us to use the information shown in the “Appraisal Value” and “Appraisal Date” columns in Table A1 for the “Appraisal Value” and “Appraisal Date” characteristics, respectively.

Exhibit 1 to Attachment A Page 9 of 10

Notes: (continued)

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML %” characteristics only for Properties that have a corresponding seismic report Source Document. For each Property on the Preliminary Data File that does not have a corresponding seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML %” characteristics.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the:
a.	Amortization Type,
b.	First Payment Date,
c.	Payment Due Date,
d.	Grace Period (Late Fee),
e.	Grace Period (Default),
f.	Interest Accrual Start Date,
g.	Interest Accrual End Date,
h.	Maturity Date,
i.	Extension Options,
j.	Extension Option Description and
k.	Fully Extended Maturity Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for each Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Documents for each of the characteristics listed in a. through k. above.

6.	The mortgage loan agreement Source Document for each Mortgage Loan indicates multiple open periods for each Mortgage Loan, one for the freely prepayable portion and one for the non-freely prepayable portion. For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first "Payment Due Date” which occurs during each applicable open period for each Mortgage Loan, as shown in the loan agreement Source Document.

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Documents require the borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

Exhibit 1 to Attachment A Page 10 of 10

Notes: (continued)

9.	For the purpose of comparing the “Mezzanine Loan Original Balance” characteristic for the Mortgage Loans with multiple related Mezzanine Loans, the Depositor instructed us to use the sum of the original principal balances of the related Mezzanine Loans, as shown in the applicable Source Documents.

10.	For the purpose of comparing the “Mezzanine Loan Spread” characteristic for the Mortgage Loans with multiple related Mezzanine Loans, the Depositor instructed us to use the weighted average of the spreads of the related Mezzanine Loans, as shown in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic
Loan Number
Unique Portfolio
Unique ID
Property Name
Environmental Phase II Report Date
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Mezzanine Loan Monthly P&I Payment
Mezzanine Loan Annual P&I Payment
Administrative Fee Rate
Loan Flag
Prop Flag

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.